NOTE 5 - PREFERRED STOCK AND COMMON STOCK TRANSACTIONS (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended												16 Months Ended	193 Months Ended	9 Months Ended		12 Months Ended													16 Months Ended	184 Months Ended	193 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended		12 Months Ended
	Mar. 12, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 1997	Sep. 30, 2012	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Dec. 31, 2007 Common Stock [Member]	Dec. 31, 2006 Common Stock [Member]	Dec. 31, 2005 Common Stock [Member]	Dec. 31, 2004 Common Stock [Member]	Dec. 31, 2003 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Dec. 31, 2001 Common Stock [Member]	Dec. 31, 1999 Common Stock [Member]	Dec. 31, 1998 Common Stock [Member]	Dec. 31, 1997 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Drawdown Equity Financing Agreement [Member]	Dec. 31, 2010 Third Party Investors Agreement [Member]	Sep. 30, 2012 Series 2006 Preferred Stock [Member]	Sep. 30, 2012 Series 2009 Preferred Stock [Member]	Sep. 30, 2012 Chief Executive Officer [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Former President [Member]
Preferred Units, Outstanding				1,000,000																																				1,000,000
Preferred Units, Issued																																								1,000,000
Stock Repurchased and Retired During Period, Shares																																									500,000			500,000
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)				$ 0.001																																				$ 0.001	$ 0.001
Stock Issued During Period, Shares, New Issues																																						656,015	4,810,287			400,000	2,286,000
Stock Issued During Period, Value, New Issues (in Dollars)																																						$ 206,471	$ 2,136,016			$ 140,160
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	75,000			6,668,000	150,000													475,000		6,668,000	150,000	6,751,250	2,300,000	125,000	1,000,000	1,800,000	5,866,000	1,140,000	2,006,822		300,000	545,867				800,000	117,400							2,000,000
Proceeds from Stock Options Exercised (in Dollars)		635,707	0	1,679,420	37,500												635,707	108,025
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised																																				800,000
Proceeds from Warrant Exercises (in Dollars)					58,700			6,914			72,100										117			346	6,000		1,462									394,136	58,700
Stock Issued During Period, Shares, Issued for Services		1,808,390		1,513,943	2,194,890															1,513,943	2,194,891	2,049,704	1,419,704	1,225,000	5,500,000	21,250,000	32,850,000			450,000	164,069	988,007	90,499
Issuance of Stock and Warrants for Services or Claims (in Dollars)		410,675																410,675	355,850	481,100	810,773													5,583,362	5,994,037
Debt Conversion, Converted Instrument, Shares Issued		7,415,913		3,021,738	399,441															3,191,367	799,441	271,491	271,491							50,000		44,827	64,500
Debt Conversion, Converted Instrument, Amount (in Dollars)		1,171,826		962,124	175,000
Preferred Stock, Shares Issued		1,000,000		1,000,000	1,000,000												1,000,000																										1,000,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				$ 481,100	$ 560,772	$ 268,500	$ 259,920	$ 390,000	$ 107,500	$ 476,500	$ 914,000	$ 422,450	$ 405,000	$ 166,743	$ 574,549	$ 173,427				$ 1,514	$ 2,194	$ 2,049	$ 1,419	$ 1,225	$ 5,500	$ 21,250	$ 32,850			$ 450	$ 164	$ 988	$ 90
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted																																					1,989,000